Share Capital (Details)																																										12 Months Ended
	Dec. 13, 2019 DKK (kr)	Nov. 22, 2019 DKK (kr)	Sep. 13, 2019 DKK (kr)	Sep. 05, 2019 DKK (kr)	Aug. 23, 2019 DKK (kr)	Jun. 14, 2019 DKK (kr)	Jun. 13, 2019 EquityInstruments	May 28, 2019 DKK (kr)	Apr. 05, 2019 DKK (kr)	Mar. 20, 2019 DKK (kr)	Mar. 15, 2019 DKK (kr)	Dec. 14, 2018 DKK (kr)	Sep. 14, 2018 DKK (kr)	Nov. 20, 2017 DKK (kr)	Sep. 22, 2017 DKK (kr)	Sep. 01, 2017 DKK (kr)	Aug. 18, 2017 DKK (kr)	Aug. 14, 2017 DKK (kr)	Jun. 15, 2017 DKK (kr)	May 30, 2017 DKK (kr)	Apr. 13, 2017 DKK (kr)	Mar. 23, 2017 DKK (kr)	Dec. 08, 2016 DKK (kr)	Nov. 25, 2016 DKK (kr)	Nov. 17, 2016 DKK (kr)	Sep. 29, 2016 DKK (kr)	Sep. 23, 2016 DKK (kr)	Sep. 06, 2016 DKK (kr)	Jun. 16, 2016 DKK (kr)	May 26, 2016 DKK (kr)	Apr. 14, 2016 DKK (kr)	Mar. 30, 2016 DKK (kr)	Dec. 04, 2015 DKK (kr)	Nov. 13, 2015 DKK (kr)	Nov. 04, 2015 DKK (kr)	Sep. 26, 2015 DKK (kr)	Sep. 08, 2015 DKK (kr)	Jun. 20, 2015 DKK (kr)	Jun. 02, 2015 DKK (kr)	Apr. 11, 2015 DKK (kr)	Mar. 21, 2015 DKK (kr)	Dec. 31, 2019 DKK (kr) EquityInstruments shares		Dec. 31, 2018 DKK (kr) EquityInstruments shares		Dec. 31, 2017 DKK (kr) EquityInstruments
Disclosure of classes of share capital [line items]
Share capital at beginning of period																																										kr 30,786,827	[1]	kr 30,751,327		kr 26,142,365
Capital increase during the period	kr 30,975	kr 158,225	kr 59,171	kr 3,975,000	kr 16,500	kr 89,315		kr 45,539	kr 18,250	kr 802,859	kr 72,000	kr 28,000	kr 7,500	kr 2,500	kr 28,675	kr 1,500	kr 156,250	kr 4,375,000	kr 8,537	kr 5,000	kr 22,000	kr 9,500	kr 13,999	kr 57,913	kr 8,200	kr 1,475,221	kr 45,457	kr 7,400	kr 41,269	kr 43,071	kr 50,453	kr 46,613	kr 63,470	kr 176,456	kr 60,843	kr 150,702	kr 383,190	kr 46,521	kr 51,487	kr 106,220	kr 120,833
Share capital at end of period																																										36,054,661		30,786,827	[1]	30,751,327
Shares issued	kr 30,975	kr 158,225	kr 59,171	3,975,000	kr 16,500	kr 89,315		kr 45,539	kr 18,250	802,859	kr 72,000	kr 28,000	kr 7,500	kr 2,500	kr 28,675	kr 1,500	kr 156,250	kr 4,375,000	kr 8,537	kr 5,000	kr 22,000	kr 9,500	kr 13,999	kr 57,913	kr 8,200	kr 1,475,221	kr 45,457	kr 7,400	kr 41,269	kr 43,071	kr 50,453	kr 46,613	kr 63,470	kr 176,456	kr 60,843	kr 150,702	kr 383,190	kr 46,521	kr 51,487	kr 106,220	kr 120,833
Changes in share capital																																										697,613,000		2,862,000		573,650,000
Proceeds from issuance of shares (2017: IPO)				545,600,000						85,600,000																																645,145,000		0	[1]	567,076,000	[1]
Expenses related to the private offering				kr 14,000,000						kr 0																																kr 14,444,000		kr 100,000		kr 71,261,000
Treasury shares (in shares) | shares																																										64,223		64,223
Treasury shares held (as a percent)																																										0.20%		0.20%
Fair value of treasury shares																																										kr 15,100,000		kr 5,300,000
Total outstanding warrants | EquityInstruments																																										1,709,912		1,853,359		1,853,784
2019 Long-term incentive program
Disclosure of classes of share capital [line items]
Number of performance share units PSUs, granted | EquityInstruments							22,915																																			22,915		0
Total outstanding warrants | EquityInstruments																																										19,765		0

[1]	See note 1 to the consolidated financial statements.